Related parties' transactions - Summary of Relationships with Related Parties (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
Short-term benefits	€ 3,064	€ 2,497
Post-employment benefits	53	70
Termination benefits	4,092
Share-based payment	2,359	7,566
Total	€ 9,567	€ 10,133